Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value [Member]
Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	$ 1,900,354	$ 2,377,312
Derivative financial liabilities	2,377,282	2,585,761
Contracts with a negative fair value with right to offset [Member]
Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	(715,643)	(817,430)
Derivative financial liabilities	(715,643)	(817,430)
Contracts with positive fair value with right to offset [Member]
Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	(839,686)	(1,103,430)
Derivative financial liabilities	(839,686)	(1,103,430)
Financial guarantee [Member]
Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	(172,966)	(169,344)
Derivative financial liabilities	(456,594)	(334,897)
Net Fair value [Member]
Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	172,059	287,108
Derivative financial liabilities	$ 365,359	$ 330,004